Financial Instruments - Summary of Financial Assets and Financial Liabilities are Measured at Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Assets	$ 13,098	$ 55,387
Warrant liabilities	102	330
Level 1 of fair value hierarchy [member] | Warrants [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 102	330
Description of valuation techniques used in fair value measurement, liabilities	Public warrants and private warrants are based on the valuation of the public price of APLMW which is directly observable market (level 1) while the penny warrants are based on the underlying share price of APLM, also a directly observable market (level 1)
Level 1 of fair value hierarchy [member] | Maxpro Capital Acquisition Corp [Member] | Public Warrants [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 95	259
Description of valuation techniques used in fair value measurement, liabilities	The public warrants are traded on the Nasdaq, the valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities
Level 2 of Fair Value Hierarchy [Member] | Maxpro Capital Acquisition Corp [Member] | Private Warrants [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 6	15
Description of valuation techniques used in fair value measurement, liabilities	Private warrants are considered to be economically equivalent to the public warrants. As such, the valuation of the public warrants was used to value the private warrants
Level 3 of fair value hierarchy [member] | Pipe Subscription Agreement [Member] | Penny Warrants [member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 1	56
Description of valuation techniques used in fair value measurement, liabilities	Black-Scholes model - the key inputs are: underlying share price, expected life in years, risk-free rate, expected volatility, and exercise price
Money Market Fund [member] | Level 1 of fair value hierarchy [member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Assets		$ 5,761
Description of valuation techniques used in fair value measurement, assets	Redemption value quoted by banks with reference to the expected return of the underlying assets